6. Short-term investments	12 Months Ended
Dec. 31, 2020
Short-term Investments
Short-term investments
6.	Short-term investments

	Weighted average rate (p.a.)	2020	2019
Local currency
Government bonds	72.7% of CDI	22,465	56,532
Investment funds	77.7% of CDI	603,698	862,868
Total local currency		626,163	919,400

Foreign currency
Deposits with banks	0.6%	2,415	1,713
Government bonds	-	-	29,684
Investment funds	0.6%	757	2,965
Total foreign currency		3,172	34,362

Total		629,335	953,762